Loans portfolio (Tables)	6 Months Ended
Jun. 30, 2019
Loans
Financial investments
Schedule of amounts included in the statement of financial position

	30 Jun 2019 £m				31 Dec 2018 £m
	Mortgage loans	Policy loans	Other loans	Total	Mortgage loans	Policy loans	Other loans	Total
	note (i)	note (ii)			note (i)	note (ii)
Asia
With-profits	—	783	63	846	—	727	65	792
Non-linked shareholder-backed	140	233	15	388	156	226	203	585
US
Non-linked shareholder-backed	7,587	3,686	—	11,273	7,385	3,681	—	11,066
Other operations	—	—	6	6	—	—	—	—
Total continuing operations	7,727	4,702	84	12,513	7,541	4,634	268	12,443
Total discontinued UK and Europe operationsnote (iii)					4,116	3	1,448	5,567
Total loans securities					11,657	4,637	1,716	18,010

Notes

(i)	All mortgage loans are secured by properties.
(ii)

In the US, £2,799 million of policy loans held at 30 June 2019 (31 December 2018: £2,783 million) are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.

(iii)	The amounts held by the UK and Europe operations were transferred to assets held for distribution at 30 June 2019 (see note D2.2).